Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 1.0%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@	$600	$606,292
KKR CLO 18 Ltd., Series 18 Class AR (3 M SOFR + 1.202%, Floor 0.940%), 144A 6.500%, 07/18/30@,•	727	726,815
TOTAL ASSET BACKED SECURITIES (Cost $1,298,722)		1,333,107
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 89.1%
Advertising — 0.7%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	953,342
Airlines — 2.7%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,298	1,194,194
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	787	782,010
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	389	382,956
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 144A 6.375%, 02/01/30@	1,500	1,108,671
		3,467,831
Apparel — 1.0%
Tapestry, Inc. 3.050%, 03/15/32	1,500	1,232,738
Auto Manufacturers — 1.3%
Ford Motor Credit Co., LLC
5.113%, 05/03/29	1,050	1,019,590
7.350%, 03/06/30	675	719,880
		1,739,470
	Par (000)	Value†

Auto Parts & Equipment — 0.8%
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	$1,050	$1,049,113
Banks — 0.9%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	1,050	1,154,602
Building Materials — 2.9%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	1,050	941,845
Knife River Corp., 144A 7.750%, 05/01/31@	650	680,680
Smyrna Ready Mix Concrete LLC, 144A 8.875%, 11/15/31@	1,000	1,068,891
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,097,268
		3,788,684
Chemicals — 2.9%
NOVA Chemicals Corp.
144A, 8.500%, 11/15/28@	1,025	1,090,879
144A, 4.250%, 05/15/29@	1,000	855,776
Olin Corp. 5.000%, 02/01/30	910	863,804
WR Grace Holdings LLC, 144A 7.375%, 03/01/31@	1,000	1,012,915
		3,823,374
Commercial Services — 6.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	1,021,081
Herc Holdings, Inc., 144A 5.500%, 07/15/27@	1,015	996,821
Mavis Tire Express Services Topco Corp., 144A 6.500%, 05/15/29@	1,050	998,636
Service Corp. International
7.500%, 04/01/27	1,750	1,812,121
4.000%, 05/15/31	700	620,375
United Rentals North America, Inc. 4.875%, 01/15/28	700	681,283
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	1,150	1,123,961
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,277,058
		8,531,336
Cosmetics & Personal Care — 0.9%
Coty, Inc., 144A 5.000%, 04/15/26@	1,120	1,103,752

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Distribution & Wholesale — 0.5%
Ritchie Bros Holdings, Inc., 144A 7.750%, 03/15/31@	$670	$702,233
Diversified Financial Services — 3.8%
AerCap Holdings N.V. (UST Yield Curve CMT 5 Yr + 4.535%) 5.875%, 10/10/79•	1,000	992,933
Freedom Mortgage Holdings LLC, 144A 9.250%, 02/01/29@	1,000	1,023,489
Jefferson Capital Holdings LLC, 144A 9.500%, 02/15/29@	1,000	1,023,597
NFP Corp.
144A, 6.875%, 08/15/28@	1,000	1,012,441
144A, 8.500%, 10/01/31@	825	907,939
		4,960,399
Electric — 4.3%
Calpine Corp., 144A 5.250%, 06/01/26@	700	692,721
FirstEnergy Corp., Class B 4.150%, 07/15/27	1,210	1,160,440
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,390,160
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	1,000	1,022,007
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,355,732
		5,621,060
Electrical Components & Equipment — 0.8%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	350,358
144A, 7.250%, 06/15/28@	700	714,748
		1,065,106
Entertainment — 3.2%
Caesars Entertainment, Inc., 144A 8.125%, 07/01/27@	675	691,391
Churchill Downs, Inc.
144A, 5.500%, 04/01/27@	750	735,789
144A, 5.750%, 04/01/30@	700	677,143
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	693,438
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	1,400	1,411,096
		4,208,857
Environmental Control — 0.7%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	1,000	970,043
Food — 0.8%
Fiesta Purchaser, Inc., 144A 7.875%, 03/01/31@	1,000	1,032,694
	Par (000)	Value†

Healthcare Products — 1.5%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	$1,100	$1,042,208
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	956,773
		1,998,981
Healthcare Services — 5.6%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,363,168
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	990,890
CHS/Community Health Systems, Inc., 144A 5.625%, 03/15/27@	975	896,525
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,077,164
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	978,591
Select Medical Corp., 144A 6.250%, 08/15/26@	700	701,297
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,369,420
		7,377,055
Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,369,152
Leisure Time — 4.2%
Carnival Holdings Bermuda Ltd., 144A 10.375%, 05/01/28@	1,005	1,096,541
MajorDrive Holdings IV LLC, 144A 6.375%, 06/01/29@	2,500	2,344,658
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	1,005	969,969
144A, 9.250%, 01/15/29@	1,010	1,082,294
		5,493,462
Lodging — 1.9%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,050	965,091
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	626,571
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	943,345
		2,535,007
Machinery — Construction & Mining — 1.2%
Terex Corp., 144A 5.000%, 05/15/29@	600	566,672
The Manitowoc Co., Inc., 144A 9.000%, 04/01/26@	1,000	999,186
		1,565,858

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 4.7%
AMC Networks, Inc., 144A 10.250%, 01/15/29@	$1,075	$1,081,719
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	675	642,205
Directv Financing LLC, 144A 8.875%, 02/01/30@	1,000	997,862
Nexstar Media, Inc., 144A 5.625%, 07/15/27@	700	671,888
Paramount Global
2.900%, 01/15/27	1,000	914,629
(3 M ICE LIBOR + 3.899%), 6.250%, 02/28/57•	1,000	877,764
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	1,050	999,974
		6,186,041
Mining — 3.6%
Alcoa Nederland Holding BV, 144A 7.125%, 03/15/31@	1,000	1,020,041
First Quantum Minerals Ltd.
144A, 6.875%, 10/15/27@	1,000	958,249
144A, 9.375%, 03/01/29@	1,000	1,035,145
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,033,180
Novelis Corp., 144A 4.750%, 01/30/30@	700	646,152
		4,692,767
Office & Business Equipment — 0.8%
Xerox Holdings Corp., 144A 8.875%, 11/30/29@	1,000	1,018,811
Oil & Gas — 11.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 5.875%, 06/30/29@	1,000	953,596
Baytex Energy Corp., 144A 8.500%, 04/30/30@	975	1,016,750
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,834,884
Civitas Resources, Inc., 144A 8.750%, 07/01/31@	1,500	1,605,066
Comstock Resources, Inc., 144A 5.875%, 01/15/30@	975	883,246
Crescent Energy Finance LLC, 144A 7.625%, 04/01/32@	100	100,782
Encino Acquisition Partners Holdings LLC, 144A 8.500%, 05/01/28@	1,050	1,061,382
HF Sinclair Corp., 144A 6.375%, 04/15/27@	1,000	1,006,339
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,616,900
	Par (000)	Value†

Oil & Gas — (continued)
Parkland Corp., 144A 5.875%, 07/15/27@	$1,150	$1,140,092
Permian Resources Operating LLC
144A, 5.375%, 01/15/26@	1,000	988,598
144A, 8.000%, 04/15/27@	700	720,998
Talos Production, Inc.
144A, 9.000%, 02/01/29@	500	531,097
144A, 9.375%, 02/01/31@	500	533,067
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,470	1,528,671
		15,521,468
Packaging and Containers — 4.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 144A 5.250%, 04/30/25@	1,000	966,944
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,000	906,663
Owens-Brockway Glass Container, Inc., 144A 6.625%, 05/13/27@	1,000	1,000,571
Sealed Air Corp., 144A 5.000%, 04/15/29@	700	671,822
Trident TPI Holdings, Inc., 144A 12.750%, 12/31/28@	1,000	1,066,853
TriMas Corp., 144A 4.125%, 04/15/29@	700	634,543
Trivium Packaging Finance BV, 144A 8.500%, 08/15/27@	1,000	987,432
		6,234,828
Pharmaceuticals — 2.5%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,064,768
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,303,502
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	930,232
		3,298,502
Pipelines — 6.3%
Buckeye Partners LP 4.350%, 10/15/24	1,000	988,320
Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A 8.625%, 03/15/29@	1,000	1,021,165
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,475	1,444,193
Howard Midstream Energy Partners LLC, 144A 6.750%, 01/15/27@	1,025	1,022,332

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp., 144A 11.500%, 02/15/28@	$1,000	$1,062,352
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A 8.375%, 02/15/32@	500	512,898
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	500	488,062
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 7.375%, 02/15/29@	1,000	1,005,125
Venture Global LNG, Inc., 144A 8.375%, 06/01/31@	650	670,349
		8,214,796
Real Estate Investment Trusts — 1.6%
Service Properties Trust, 144A 8.625%, 11/15/31@	750	799,919
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,348,407
		2,148,326
Retail — 1.5%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,000	1,022,947
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 144A 7.125%, 04/01/26@	1,000	980,118
		2,003,065
Software — 0.5%
Open Text Corp., 144A 6.900%, 12/01/27@	675	697,826
Telecommunications — 0.8%
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,050	1,030,586
TOTAL CORPORATE BONDS (Cost $115,578,991)		116,791,165

LOAN AGREEMENTS‡ — 6.6%
Aerospace & Defense — 0.8%
Transdigm, Inc. (3 M SOFR + 3.250%) 8.559%, 02/28/31•	998	1,002,128
Commercial Services — 1.5%
VT Topco, Inc.
0.000%, 08/09/30×	748	749,195
(1 M SOFR + 4.250%), 9.580%, 08/09/30•	748	749,195
Wand NewCo 3, Inc. (1 M SOFR + 3.750%) 9.080%, 01/30/31•	500	501,170
		1,999,560
	Par (000)	Value†

Electric — 0.4%
Talen Energy Supply LLC (3 M SOFR + 4.500%) 9.826%, 05/17/30•	$496	$497,759
Gas — 0.8%
NGL Energy Operating LLC (1 M SOFR + 4.500%) 9.830%, 02/03/31•	1,000	1,002,000
Healthcare Products — 0.7%
Bausch & Lomb Corp. (1 M SOFR + 3.350%) 8.677%, 05/10/27•	993	980,178
Healthcare Services — 0.9%
Surgery Center Holdings, Inc. (1 M SOFR + 3.500%) 8.829%, 12/19/30•	1,215	1,220,320
Insurance — 0.0%
AmWINS Group, Inc. (1 M SOFR + 2.864%) 8.195%, 02/19/28•	2	1,672
Lodging — 0.8%
Fertitta Entertainment LLC 0.000%, 01/27/29×	997	999,331
Real Estate — 0.7%
Cushman & Wakefield US Borrower LLC (1 M SOFR +4.000%) 9.330%, 01/31/30(1),•	998	998,747
TOTAL LOAN AGREEMENTS (Cost $8,610,618)		8,701,695
	Number of Shares
SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $4,672,675)	4,672,675	4,672,675
TOTAL INVESTMENTS — 100.3% (Cost $130,185,231)		$131,498,642
Other Assets & Liabilities — (0.3)%		(362,792)
TOTAL NET ASSETS — 100.0%		$131,135,850

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $97,067,853, which represents 74.0% of the Fund’s net assets.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
High Yield Bond Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs .
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2024, at which time the interest rate, based on the LIBOR/SOFR and the agreed upon spread on trade date, will be reflected.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
N.V.— Naamloze Vennootschap.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Country Weightings as of 3/31/2024††
United States	84%
Canada	6
Ireland	2
Cayman Islands	2
Luxembourg	2
Netherlands	1
Malta	1
Other	2
Total	100%
††	% of total investments as of March 31, 2024.